Educational Contents, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Educational Contents Net [Line Items]
Impairment charges (in Dollars) | $			$ 0
Amortization expense	¥ 53,922,689	¥ 91,542,455
Purchased educational contents [Member]
Educational Contents Net [Line Items]
Accrued impairment charge	31,399,370	106,097,876
Licensed copyrights [Member]
Educational Contents Net [Line Items]
Accrued impairment charge	¥ 166,067,603	¥ 84,904